Fair Value Measurements (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Change in fair value	$ 0	$ 0	$ 0	$ (4,334,932)	$ (4,334,932)	$ 0
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Balance, Opening						1,812,447
Established						0
Conversion to Common Stock						0
Change in fair value						(378,125)
Modification of Warrant Agreements						(1,434,322)
Balance, Ending						0
Fair Value, Inputs, Level 3 [Member] | Embedded conversion options [Member]
Balance, Opening			780,960	1,823,207	1,823,207	0
Established			0		0	2,085,513
Conversion to Common Stock			(244,477)		(549,936)	(169,965)
Change in fair value			(250,349)		(492,311)	(92,341)
Modification of Warrant Agreements			250,361			0
Reclass to Equity			(178,156)		0
Balance, Ending	358,339		358,339		780,960	1,823,207
Fair Value, Inputs, Level 3 [Member] | Contingent consideration [Member]
Balance, Opening				0	0
Established					11,109,020
Conversion to Common Stock					0
Change in fair value					4,334,932
Reclass to Equity					(15,443,952)
Balance, Ending					$ 0